Right-of-Use Assets (Tables)	6 Months Ended
Dec. 31, 2024
Schedule of Right of Use Assets

	December 31, 2024	June 30, 2024
	$	$
Cost, beginning and end of period	63,360	63,360

Accumulated Amortization, beginning of period	34,320	2,640
Depreciation	15,840	31,680
Accumulated Amortization, end of period	50,160	34,320

Net Book Value	13,200	29,040